TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of the statutory tax rate
Earning before income tax-rate	$ (57,571,637)	$ 11,067,598	$ 19,105,947
Income tax expense by applying tax rate in force in the respective countries	13,417,515	(2,532,953)	1,331,544
Share of profit or loss of subsidiaries, joint ventures and associates	(294,638)	1,371,636	241,301
Stock options charge	(167,601)	(1,351,831)	(558,026)
Non-deductible expenses	(4,027,734)	(1,468,643)	(371,316)
Tax inflation adjustment	3,211,529	8,788,533	7,920,895
Result of inflation effect on monetary items and other finance results	(1,391,617)	(8,999,710)	(8,120,822)
Derecognition of tax loss carryforwards	(10,935,018)
Others	(1,086,052)	414,353	625,076
Income tax expenses	(1,273,616)	$ (3,778,615)	$ 1,068,652
BCS Holding Inc
Reconciliation of the statutory tax rate
Derecognition of tax loss carryforwards	(2,400,000)
RASA Holding, LLC
Reconciliation of the statutory tax rate
Derecognition of tax loss carryforwards	(1,500,000)
Bioceres Crops S.A.
Reconciliation of the statutory tax rate
Derecognition of tax loss carryforwards	(400,000)
Bioceres Semillas
Reconciliation of the statutory tax rate
Derecognition of tax loss carryforwards	(4,500,000)
Bioceres Crops Do Brasil Ltda.
Reconciliation of the statutory tax rate
Derecognition of tax loss carryforwards	$ (2,200,000)